Property and equipment, net (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Impairment to property, plant and equipment	$ 5,513,730	$ 0
Property plant and equipment, additions
Disposals of property and equipment	4,785	0
Disposals of property and equipment	1,545
Depreciation expenses	$ 11,827	$ 2,045,964